Condensed Financial Information of The Registrant (Details) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Parent Company [Member]		Dec. 31, 2012 Parent Company [Member]		Dec. 31, 2011 Parent Company [Member]		Dec. 31, 2013 Junior Subordinated Debentures Due 2065 [Member]	Dec. 31, 2012 Junior Subordinated Debentures Due 2065 [Member]	Dec. 31, 2013 Junior Subordinated Debentures Due 2065 [Member] Parent Company [Member]	Dec. 31, 2012 Junior Subordinated Debentures Due 2065 [Member] Parent Company [Member]	Dec. 31, 2013 Subordinated Debentures Due 2042 [Member]	Dec. 31, 2012 Subordinated Debentures Due 2042 [Member]	Aug. 21, 2012 Subordinated Debentures Due 2042 [Member]	Dec. 31, 2013 Subordinated Debentures Due 2042 [Member] Parent Company [Member]	Dec. 31, 2012 Subordinated Debentures Due 2042 [Member] Parent Company [Member]	Dec. 31, 2013 Senior Notes Due 2023 [Member]	Sep. 19, 2013 Senior Notes Due 2023 [Member]	Dec. 31, 2012 Senior Notes Due 2023 [Member]	Dec. 31, 2013 Senior Notes Due 2023 [Member] Parent Company [Member]	Dec. 31, 2012 Senior Notes Due 2023 [Member] Parent Company [Member]	Dec. 31, 2013 Senior Notes Due 2021 [Member]	Dec. 31, 2012 Senior Notes Due 2021 [Member]	May 27, 2011 Senior Notes Due 2021 [Member]	Dec. 31, 2013 Senior Notes Due 2021 [Member] Parent Company [Member]	Dec. 31, 2012 Senior Notes Due 2021 [Member] Parent Company [Member]	Dec. 31, 2013 Senior Notes Due 2019 [Member]	Dec. 31, 2012 Senior Notes Due 2019 [Member]	Dec. 31, 2013 Senior Notes Due 2019 [Member] Parent Company [Member]	Dec. 31, 2012 Senior Notes Due 2019 [Member] Parent Company [Member]	Dec. 31, 2013 Senior Notes Due 2017 [Member]	Dec. 31, 2012 Senior Notes Due 2017 [Member]	Dec. 31, 2013 Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2012 Senior Notes Due 2017 [Member] Parent Company [Member]
Assets
Fixed maturity securities available-for-sale	$ 21,474,136,000				$ 22,291,614,000				$ 21,474,136,000	$ 22,291,614,000			$ 502,455,000		$ 604,896,000
Short-term investments	139,395,000				288,082,000				139,395,000	288,082,000			261,853,000		64,681,000
Cash and cash equivalents	923,647,000				1,259,892,000				923,647,000	1,259,892,000	962,870,000		24,137,000		52,680,000		71,506,000
Investments In Subsidiary													7,534,714,000		8,148,532,000
Loans and Leases Receivable, Related Parties													1,101,751,000		1,025,000,000
Other assets	489,972,000				390,757,000				489,972,000	390,757,000			204,887,000		155,190,000
Total assets	39,674,473,000				40,360,438,000				39,674,473,000	40,360,438,000			9,629,797,000		10,050,979,000
Liabilities and Stockholders’ Equity
Short-term and long-term debt - unaffiliated													2,294,278,000	[1]	1,895,181,000	[1]
Long-term debt - affiliated													500,000,000	[2]	500,000,000	[2]
Other liabilities	541,035,000				742,249,000				541,035,000	742,249,000			899,992,000		745,611,000
Total stockholders equity	5,935,527,000				6,910,187,000				5,935,527,000	6,910,187,000	5,818,698,000	4,765,406,000	5,935,527,000		6,910,187,000
Total liabilities and stockholders’ equity	39,674,473,000				40,360,438,000				39,674,473,000	40,360,438,000			9,629,797,000		10,050,979,000
CONSOLIDATED STATEMENTS OF INCOME
Interest and Dividend Income, Operating													275,215,000	[3]	86,396,000	[3]	245,631,000	[3]
Total investment related gains (losses), net									63,990,000	254,136,000	(36,056,000)		1,714,000		4,515,000		1,723,000
Operating Expenses													(21,164,000)		(26,431,000)		(32,550,000)
Interest and Debt Expense													(162,212,000)		(143,260,000)		(111,600,000)
Income (loss) before income tax and undistributed earnings of subsidiaries													93,553,000		(78,780,000)		103,204,000
Income Tax Expense (Benefit)									216,417,000	287,330,000	217,526,000		33,850,000		(9,566,000)		8,935,000
Net income (loss) before undistributed earnings of subsidiaries													59,703,000		(69,214,000)		94,269,000
Equity In Undistributed Earnings Of Subsidiaries													359,134,000		701,107,000		451,776,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest													418,837,000		631,893,000		546,045,000
Net income	144,959,000	137,955,000	(49,612,000)	185,535,000	222,989,000	144,475,000	141,111,000	123,318,000	418,837,000	631,893,000	546,045,000		418,837,000		631,893,000		546,045,000
Other Comprehensive Income (Loss), Net of Tax									(1,103,295,000)	490,749,000	725,969,000		21,033,000		9,984,000		(12,265,000)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(684,458,000)	1,122,642,000	1,272,014,000		439,870,000		641,877,000		533,780,000
Debt Disclosure [Abstract]
Borrowed Funds													2,294,278,000		1,895,253,000				318,729,000	318,727,000	398,657,000	398,727,000		400,000,000		400,000,000	400,000,000			0	398,533,000	0		398,141,000		398,362,000	398,141,000		399,534,000	399,602,000	399,534,000		298,851,000	299,124,000	298,851,000
Debt Instrument, Face Amount																			400,000,000				400,000,000		400,000,000.0			400,000,000	400,000,000.0				400,000,000		400,000,000.0			400,000,000				300,000,000
Debt Instrument, Interest Rate, Stated Percentage																			6.75%				6.20%		6.20%			4.70%	4.70%				5.00%		5.00%			6.45%				5.625%
Cash flows from operating activities
Equity Net Earnings Subsidiaries													(359,134,000)		(701,107,000)		(453,806,000)
Loss On Retirement Of Trust Preferred Securities													0		0		4,391,000
Other, net									99,634,000	85,523,000	134,835,000		162,586,000		134,232,000		143,716,000
Net cash provided by operating activities									1,727,160,000	1,974,527,000	1,309,532,000		222,289,000		65,018,000		240,346,000
Cash flows from investing activities
Sales of fixed maturity securities available-for-sale									3,629,378,000	5,465,014,000	3,165,479,000		176,062,000		122,212,000		171,791,000
Purchases of fixed maturity securities available-for-sale									(4,766,275,000)	(6,818,378,000)	(4,011,985,000)		(103,566,000)		(213,548,000)		(116,010,000)
Purchases Of Subsidiary Debt Securities													(76,751,000)		(250,000,000)		(475,000,000)
Maturity Of Subsidiary Debt Securities													0		0		50,000,000
Payments to Acquire Businesses, Net of Cash Acquired									(2,805,000)	0	0		(2,805,000)		0		0
Payments for (Proceeds from) Short-term Investments									138,024,000	(101,214,000)	30,408,000		(96,967,000)		0		0
Payments for (Proceeds from) Other Investing Activities									(209,900,000)	(216,274,000)	(122,288,000)		(79,023,000)		5,718,000		(2,055,000)
Capital Contributions To Subsidiaries													(144,459,000)		(70,431,000)		(105,575,000)
Net cash used in investing activities									(1,335,101,000)	(1,967,996,000)	(905,781,000)		(327,509,000)		(406,049,000)		(476,849,000)
Cash flows from financing activities
Dividends to stockholders									(77,642,000)	(61,945,000)	(44,229,000)		(77,642,000)		(61,945,000)		(44,229,000)
Purchases of treasury stock									(269,204,000)	(6,924,000)	(380,345,000)		(269,204,000)		(6,924,000)		(380,345,000)
Excess tax benefits from share-based payment arrangement cash flow									3,125,000	416,000	4,933,000		0		416,000		4,933,000
Exercise of stock options, net									28,390,000	(3,087,000)	6,449,000		28,390,000		(3,087,000)		6,449,000
Principal payments on debt													0		0		(200,000,000)
Maturity of trust preferred securities									0	0	(159,473,000)		0		0		(159,473,000)
Proceeds from unaffiliated long-term debt issuance													398,533,000		400,000,000		397,788,000
Proceeds from affiliated long-term debt issuance									398,492,000	400,000,000	397,788,000		0		0		500,000,000
Payments Of Debt Issuance Costs									(3,400,000)	(6,255,000)	(3,400,000)		(3,400,000)		(6,255,000)		(3,400,000)
Proceeds from redemption and remarketing of trust preferred securities									0	0	154,588,000		0		0		154,588,000
Net cash (used in) provided by financing activities									(681,213,000)	281,939,000	101,995,000		76,677,000		322,205,000		276,311,000
Change in cash and cash equivalents									(336,245,000)	297,022,000	499,209,000		(28,543,000)		(18,826,000)		39,808,000
Cash and cash equivalents, beginning of period				1,259,892,000				962,870,000	1,259,892,000	962,870,000	463,661,000		52,680,000		71,506,000		31,698,000
Cash and cash equivalents, end of period	923,647,000				1,259,892,000				923,647,000	1,259,892,000	962,870,000		24,137,000		52,680,000		71,506,000
Supplementary information:
Cash paid for interest									116,809,000	100,984,000	100,733,000		141,615,000		130,047,000		98,809,000
Cash paid for income taxes, net of refunds									110,773,000	97,000,000	129,009,000		82,000,000		30,500,000		0
Repayments of Long-term Debt													300,000,000		300,000,000
Long-term Debt													500,000,000		500,000,000
Proceeds from Dividends Received													$ 175,000,000		$ 190,000,000

[1]	Long-term debt - unaffiliated consists of the following: 2013 2012$400 million 6.75% Junior Subordinated Debentures due 2065 $398,657 $398,727$400 million 6.20% Subordinated Debentures due 2042 400,000 400,000$400 million 4.70% Senior Notes due 2023 398,533 —$400 million 5.00% Senior Notes due 2021 398,362 398,141$400 million 6.45% Senior Notes due 2019 399,602 399,534$300 million 5.625% Senior Notes due 2017 299,124 298,851Total $2,294,278 $1,895,253Repayments of long-term debt—unaffiliated due over the next five years total $300,000, due 2017.
[2]	Long-term debt—affiliated in 2013 and 2012 and consists of $500,000 of subordinated debt issued to various operating subsidiaries.
[3]	Interest/Dividend income includes $175,000 and $190,000 of cash dividends received from consolidated subsidiaries in 2013 and 2011, respectively. Cash dividends received from consolidated subsidiaries in 2012 were not material.